Inventories Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Inventory Net [Line Items]
Finished products	$ 355,881	$ 350,685
Products in process and raw materials	16,442	11,116
Supplies and expendable parts	56,805	53,287
Inventories, Gross	429,128	415,088
Less allowances	(96,817)	(92,481)
Total	$ 332,311	$ 322,607